INVESTMENT PROPERTIES - Impact on Fair Value from Assumption Changes (Details) - Property $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	25.00%
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 3,428
Core Retail
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	1,112
LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	363
LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	108
Logistics
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	3
Mixed-use
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	112
Multifamily
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	130
Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	160
Self-storage
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	38
Student Housing
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	101
Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	107
United States | Core Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	764
Canada | Core Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	223
Australia | Core Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	174
Europe | Core Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	20
Brazil | Core Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 13